Cover	May 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-41560
Entity Registrant Name	Adamas One Corp.
Entity Central Index Key	0001884072
Entity Tax Identification Number	83-1833607
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17767 N. Perimeter Dr.
Entity Address, Address Line Two	Ste. B115
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(480)
Local Phone Number	356-8798
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	JEWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false